Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 6.13%
FHLB	5.63%	3-14-2036	$500,000	$541,747
FNMA%%	5.50	7-13-2056	11,425,000	11,458,019
FNMA%%	6.00	6-11-2056	21,420,000	21,871,323
FNMA%%	6.50	6-11-2056	2,390,000	2,484,228
GNMA%%	5.00	6-22-2056	16,835,000	16,623,191
GNMA%%	5.50	6-22-2056	17,865,000	17,975,179
Total agency securities (Cost $70,937,524)				70,953,687
Asset-backed securities: 18.89%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	969,316	1,008,113
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	2,324,817	2,323,965
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	280,902	283,224
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.94	8-18-2042	1,000,000	999,450
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	2,003,166
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,514,499
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	1,149,390	1,149,814
Aqua Finance Issuer Trust Series 2026-A Class A144A	4.76	4-17-2051	2,069,395	2,052,709
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	266,476
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	9,245,000	9,051,999
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.89	10-17-2042	300,000	299,533
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	616,015
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	2,674,081	2,679,834
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	10,986	11,042
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,530
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,720,790
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,458,750	5,502,310
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	2,460,000	2,431,685
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	4,596,385	4,575,279
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	759,578	764,087
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	3,005,000	3,030,927
CenterSquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,460,226
CenterSquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,526,582
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	275,801	277,339
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	500,000	500,795
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	6,190,000	6,338,754
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,466,667	1,485,541
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,025,000	1,025,866
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,513,597
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81%	2-25-2056	$675,000	$673,770
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	291,275	258,438
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	985,307
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	968,856	899,592
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,032,030	1,025,927
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	88,897	89,721
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	230,406	233,275
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,161,527	1,182,942
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	2,884,771	2,895,651
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	3,969,115	4,012,609
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	849,248
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	2,029,100	2,069,262
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	5,000,000	4,986,757
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,138,744
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.26	1-19-2044	4,750,000	4,749,816
GS REFT Issuer Ltd. Series 2026-FL1 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.11	4-19-2043	2,795,000	2,802,548
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,712,008
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,138,834
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	389,102	352,191
INCREF LLC Series 2026-FL2 Class B (U.S. SOFR 1 Month+1.95%)144A±%%	1.00	12-19-2043	2,995,000	2,995,000
Iskandar Enterprise LLC Series 2026-1A Class A23144A	5.54	4-17-2056	4,410,000	4,382,323
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,562,000	2,175,655
JBHP ABS I LLC	5.39	12-15-2041	3,365,000	3,333,052
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	157,438	157,023
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	2,318,161	2,303,510
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	889,885	890,752
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	8,268,033	8,310,895
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	5,021,103
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.82	10-16-2036	70,058	70,065
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.54	10-16-2036	3,300,000	3,235,041
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.81	2-19-2037	250,000	249,365
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	555,905
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	846,450	857,954
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	71,250	68,143
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31%	1-30-2053	$774,000	$776,240
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	760,938
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,603,828
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,234,144
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	826,000	820,397
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	247,813	146,372
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	5,486,000	5,466,363
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,605,855	2,633,863
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	2,611,868	2,615,867
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	258,406	260,682
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	968,701	973,604
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	336,729
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,407,056	1,414,678
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,347,603	1,356,417
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	284,013	285,487
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,281,820	1,288,044
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	655,143
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,049,817
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.17	7-15-2039	2,500,000	2,500,000
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	3,185,000	3,131,112
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	920,370	945,001
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,350,000	1,318,319
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	2,573,550	2,614,680
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	321,626
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	307,070	312,907
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,017,346	1,012,316
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,238	103,987
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	439,875	440,789
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	965,000	960,512
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	812,625	796,888
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,758,000	2,646,510
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	1,998,708
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	3,920,000	3,840,465
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,988	441,655
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	4,017,803
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75%	7-25-2063	$784,147	$782,943
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,376,433
Towd Point Mortgage Trust Series 2026-FIX2 Class A1A144A±±	5.31	4-25-2066	1,136,782	1,133,589
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.16	9-18-2042	2,400,000	2,403,738
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	699,350	701,306
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,454,880
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	2,977,537	2,984,359
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	187,997	188,212
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	4,790,000	4,836,965
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,585,912	1,510,812
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,518,928
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	2,475,000	2,436,417
Total asset-backed securities (Cost $219,779,831)				218,588,046

	Shares
Common stocks: 0.01%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Health care: 0.01%
Health care providers & services: 0.01%
Modivcare Topco LLC†	22,387	125,927
Total common stocks (Cost $74,488)		125,927

			Principal
Corporate bonds and notes: 21.97%
Basic materials: 0.37%
Chemicals: 0.34%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$2,665,000	2,732,969
Chemours Co.144A	8.00	1-15-2033	1,115,000	1,139,171
Westlake Corp.	1.63	7-17-2029	100,000	110,789
				3,982,929
Iron/steel: 0.03%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	325,000	302,177
Communications: 4.95%
Advertising: 0.03%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	335,000	325,528
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 2.05%
Alphabet, Inc.	5.65%	2-15-2056	$775,000	$770,428
Amazon.com, Inc.	4.25	3-13-2031	1,655,000	1,636,467
Amazon.com, Inc.	4.88	3-13-2036	3,200,000	3,161,514
Amazon.com, Inc.	5.80	3-13-2056	2,495,000	2,497,381
Booking Holdings, Inc.	4.13	5-12-2033	860,000	1,027,108
Meta Platforms, Inc.	4.55	5-15-2031	1,910,000	1,903,283
Meta Platforms, Inc.	5.25	5-15-2036	2,700,000	2,697,717
Meta Platforms, Inc.	5.63	11-15-2055	5,920,000	5,458,776
Meta Platforms, Inc.	6.30	5-15-2056	3,890,000	3,925,052
Wayfair LLC144A	6.75	11-15-2032	625,000	634,887
				23,712,613
Media: 1.33%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	5,895,000	4,923,958
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	820,000	763,140
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	4,525,000	4,043,041
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,060,000	616,647
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	895,779
Discovery Global Holdings, Inc.	4.28	3-15-2032	3,107,000	2,745,688
News Corp.144A	3.88	5-15-2029	650,000	630,246
Time Warner Cable LLC	5.50	9-1-2041	935,000	806,762
				15,425,261
Telecommunications: 1.54%
AT&T, Inc.	3.55	9-15-2055	1,080,000	706,110
AT&T, Inc.	5.25	10-30-2036	2,430,000	2,405,668
AT&T, Inc.	5.70	11-1-2054	2,335,000	2,202,507
AT&T, Inc.	6.00	4-30-2056	3,000,000	2,941,307
AT&T, Inc.	6.20	10-30-2056	1,155,000	1,162,559
HUT 8 DC LLC144A	6.19	11-15-2042	935,000	946,153
Level 3 Financing, Inc.144A	7.00	3-31-2034	2,145,000	2,223,264
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	3,740,000	3,693,049
WULF Compute LLC144A	7.75	10-15-2030	1,430,000	1,502,587
				17,783,204
Consumer, cyclical: 2.31%
Airlines: 0.36%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,397,945	1,378,412
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,733,333	1,734,804
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	509,952	528,895
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	568,546	569,956
				4,212,067
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.90%
Ford Motor Credit Co. LLC	4.00%	11-13-2030	$4,000,000	$3,779,152
Ford Motor Credit Co. LLC	5.13	11-5-2026	2,100,000	2,105,407
Hyundai Capital America144A	5.40	6-23-2032	3,160,000	3,222,867
Hyundai Capital America144A	5.80	4-1-2030	1,220,000	1,258,089
				10,365,515
Auto parts & equipment: 0.13%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,470,000	1,524,625
Entertainment: 0.04%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	507,330
Home builders: 0.39%
Century Communities, Inc.144A	6.63	9-15-2033	4,165,000	4,130,175
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	134,790
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	287,118
				4,552,083
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	249,000	245,679
Leisure time: 0.03%
NCL Corp. Ltd.144A	6.75	2-1-2032	330,000	327,013
Retail: 0.31%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	601,000	598,812
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	290,000	290,040
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	2,610,000	2,629,909
				3,518,761
Toys/games/hobbies: 0.13%
Mattel, Inc.	5.45	11-1-2041	1,590,000	1,461,292
Consumer, non-cyclical: 2.35%
Agriculture: 0.00%
BAT Capital Corp.	4.76	9-6-2049	25,000	21,082
Beverages: 0.20%
Maple Parent Holdings Corp.144A	5.70	3-26-2036	2,280,000	2,304,184
Commercial services: 1.03%
Block, Inc.144A	6.00	8-15-2033	1,350,000	1,350,339
Block, Inc.	6.50	5-15-2032	1,085,000	1,105,598
GEO Group, Inc.	8.63	4-15-2029	425,000	443,167
GEO Group, Inc.	10.25	4-15-2031	545,000	590,600
Global Payments, Inc.	4.88	11-15-2030	3,115,000	3,065,661
Global Payments, Inc.	4.88	3-17-2031	558,000	672,480
Global Payments, Inc.	5.20	11-15-2032	1,405,000	1,379,028
Global Payments, Inc.	5.95	8-15-2052	35,000	33,179
Mobility Global, Inc.144A	5.45	6-15-2031	1,025,000	1,036,681
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50%	5-15-2033	$820,000	$940,112
Upbound Group, Inc.144A	6.38	2-15-2029	1,315,000	1,301,439
				11,918,284
Food: 0.17%
Mars, Inc.144A	5.70	5-1-2055	1,975,000	1,948,259
Healthcare-products: 0.43%
Abbott Laboratories	5.50	3-15-2056	2,155,000	2,103,604
Danaher Corp.	2.50	3-30-2030	335,000	382,532
Medline Borrower LP144A	3.88	4-1-2029	2,090,000	2,033,992
VSP Optical Group, Inc.144A	5.40	6-1-2033	510,000	510,450
				5,030,578
Healthcare-services: 0.17%
DaVita, Inc.144A	6.75	7-15-2033	1,945,000	2,010,027
Pharmaceuticals: 0.35%
EMD Finance LLC144A	4.38	10-15-2030	4,050,000	3,999,930
Energy: 1.64%
Energy-alternate sources: 0.02%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	188,302
Oil & gas: 0.00%
APA Corp.	5.35	7-1-2049	60,000	52,790
Oil & gas services: 0.50%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00	6-15-2036	4,920,000	4,845,917
Schlumberger Holdings Corp.144A	4.85	5-15-2033	905,000	903,143
				5,749,060
Pipelines: 1.12%
Energy Transfer LP	6.20	4-1-2055	735,000	732,551
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	805,000	856,424
Harvest Midstream I LP144A	6.75	5-15-2034	3,340,000	3,429,076
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	114,294
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,021,159
MPLX LP	5.30	4-1-2036	1,680,000	1,661,542
Prairie Acquiror LP144A	9.00	8-1-2029	710,000	740,068
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	1,010,000	1,016,685
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	2,290,000	2,304,159
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	102,869
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global LNG, Inc.144A	9.50%	2-1-2029	$410,000	$446,385
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	595,000	587,591
				13,012,803
Financial: 7.13%
Banks: 1.25%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	4,110,000	4,172,365
Depository Trust Co.144A	4.55	3-27-2031	1,145,000	1,141,331
Morgan Stanley Private Bank NA (U.S. SOFR+0.76%)±	4.21	2-8-2030	2,750,000	2,719,753
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	2,155,000	2,110,247
Morgan Stanley (U.S. SOFR+1.78%)±	5.90	3-13-2047	2,950,000	2,993,855
Pinnacle Financial Partners, Inc. (U.S. SOFR+1.70%)±	5.60	5-19-2032	1,365,000	1,371,879
				14,509,430
Diversified financial services: 1.44%
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,155,000	1,080,566
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	5,440,000	5,370,240
Citadel Finance LLC144A	5.15	2-14-2031	1,330,000	1,300,897
Computershare U.S., Inc.	1.13	10-7-2031	391,000	398,957
Equitable America Global Funding144A	4.95	6-9-2030	2,335,000	2,339,947
Gabx Leasing LLC144A	4.63	4-15-2031	1,100,000	1,085,621
LSEG U.S. Fin Corp.144A	5.25	3-23-2036	2,000,000	1,994,458
PRA Group, Inc.144A	5.00	10-1-2029	555,000	524,478
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	205,351
Western Union Co.	4.75	6-15-2029	2,365,000	2,348,413
				16,648,928
Insurance: 2.59%
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	3,200,000	3,336,921
Athene Global Funding	0.37	9-10-2026	100,000	115,699
Athene Global Funding144A	5.03	7-17-2030	1,645,000	1,631,466
Athene Global Funding144A	5.54	8-22-2035	1,275,000	1,258,692
Chubb INA Holdings LLC	5.30	5-20-2036	1,225,000	1,242,337
Cincinnati Financial Corp.	6.13	11-1-2034	1,075,000	1,134,003
Global Atlantic Fin Co.144A	7.95	6-15-2033	2,300,000	2,555,439
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	2,090,000	2,077,765
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	171,119
Loews Corp.	4.94	4-1-2036	1,465,000	1,429,598
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	2,945,000	2,911,858
New York Life Insurance Co.144A	3.75	5-15-2050	1,300,000	957,532
Northwestern Mutual Life Insurance Co.144A	6.05	6-30-2056	1,480,000	1,511,691
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	15,000	14,449
Protective Life Corp.144A	4.70	1-15-2031	2,615,000	2,582,247
Protective Life Corp.144A	5.35	12-15-2035	845,000	834,733
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70%	10-1-2050	$1,940,000	$1,785,599
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	35,000	34,313
RGA Global Funding144A	4.60	11-25-2030	1,675,000	1,658,140
RGA Global Funding144A	5.05	12-6-2031	2,235,000	2,236,472
Transatlantic Holdings, Inc.	8.00	11-30-2039	378,000	458,424
				29,938,497
Investment Companies: 0.64%
Ares Capital Corp. BDC	5.10	1-15-2031	805,000	782,726
Ares Capital Corp. BDC	5.50	9-1-2030	2,000,000	1,979,367
Ares Capital Corp. BDC	5.88	3-1-2029	1,000,000	1,010,696
Ares Strategic Income Fund BDC	5.70	3-15-2028	1,110,000	1,110,850
Blue Owl Capital Corp. BDC	5.95	3-15-2029	2,500,000	2,500,933
				7,384,572
Real estate: 0.20%
CBRE Services, Inc.	4.90	1-15-2033	1,165,000	1,149,188
CBRE Services, Inc.	5.50	6-15-2035	1,120,000	1,133,605
				2,282,793
REITs: 1.01%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	435,000	451,455
Essential Properties LP	2.95	7-15-2031	72,000	65,051
Essential Properties LP	5.40	12-1-2035	1,805,000	1,787,447
Iron Mountain Information Management Services, Inc.144A	5.00	7-15-2032	4,085,000	3,937,429
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	134,640
Piedmont Operating Partnership LP	5.63	1-15-2033	1,935,000	1,919,600
Realty Income Corp.	5.13	7-6-2034	558,000	702,532
Vornado Realty LP	5.75	2-1-2033	2,705,000	2,696,317
				11,694,471
Industrial: 0.68%
Electronics: 0.06%
Sensata Technologies, Inc.144A	6.63	7-15-2032	700,000	724,970
Engineering & construction: 0.25%
Jacobs Solutions, Inc.	4.75	3-3-2031	2,050,000	2,027,438
Jacobs Solutions, Inc.	5.38	3-3-2036	865,000	846,781
				2,874,219
Trucking & leasing: 0.37%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	4,165,000	4,303,128
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.80%
Computers: 0.10%
Booz Allen Hamilton, Inc.	5.95%	8-4-2033	$365,000	$373,273
Hewlett Packard Enterprise Co.	5.60	10-15-2054	855,000	788,587
				1,161,860
Semiconductors: 0.32%
Entegris, Inc.144A	4.75	4-15-2029	490,000	486,780
Foundry JV Holdco LLC144A	6.20	1-25-2037	3,065,000	3,233,445
				3,720,225
Software: 0.38%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	365,000	351,842
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,740,000	1,708,260
Fidelity National Information Services, Inc.	4.55	3-10-2029	1,755,000	1,745,377
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	554,758
				4,360,237
Utilities: 1.74%
Electric: 1.74%
AEP Transmission Co. LLC	5.25	6-1-2036	915,000	921,196
Basin Electric Power Cooperative144A	5.85	10-15-2055	1,040,000	1,029,869
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	60,000	61,450
Duke Energy Corp.	3.10	6-15-2028	335,000	390,337
Duke Energy Corp.	3.85	6-15-2034	726,000	846,284
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	905,000	924,203
Entergy Louisiana LLC	5.65	4-15-2056	895,000	873,741
Entergy Mississippi LLC	5.80	4-15-2055	450,000	448,345
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,630,000	2,739,058
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	4,720,000	4,690,397
PacifiCorp	5.45	4-15-2033	1,405,000	1,429,842
PacifiCorp	5.80	1-15-2055	825,000	787,775
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	3,630,000	3,696,728
San Diego Gas & Electric Co. Series EEEE	5.95	3-15-2056	805,000	815,063
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	75,000	75,778
Southern California Edison Co.	5.75	4-15-2054	340,000	315,300
				20,045,366
Gas: 0.00%
Brooklyn Union Gas Co.144A	6.39	9-15-2033	25,000	26,623
Total corporate bonds and notes (Cost $254,353,574)				254,156,695
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 3.37%
Basic materials: 0.05%
Chemicals: 0.05%
INEOS Finance PLC	6.63%	5-15-2028	EUR	477,000	$561,133
Communications: 1.26%
Media: 0.26%
Ziggo BV	2.88	1-15-2030	EUR	2,700,000	2,982,212
Telecommunications: 1.00%
British Telecommunications PLC	3.13	2-11-2032	EUR	542,000	619,947
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	853,149
Chorus Ltd.	3.53	11-26-2032	EUR	1,619,000	1,867,055
Chorus Ltd.	3.63	9-7-2029	EUR	279,000	328,561
Fibercop SpA	1.63	1-18-2029	EUR	1,710,000	1,887,169
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	358,573
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	1,820,000	2,149,911
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	140,000	153,088
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,100,000	1,362,154
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	1,810,000	1,972,298
					11,551,905
Consumer, cyclical: 0.27%
Auto manufacturers: 0.17%
RCI Banque SA	3.63	11-3-2032	EUR	1,700,000	1,945,982
Entertainment: 0.01%
Universal Music Group NV	4.00	6-13-2031	EUR	140,000	166,902
Leisure time: 0.09%
TUI AG	5.88	3-15-2029	EUR	900,000	1,069,347
Consumer, non-cyclical: 0.27%
Agriculture: 0.07%
BAT International Finance PLC	2.25	1-16-2030	EUR	770,000	865,851
Commercial services: 0.15%
Nexi SpA	2.13	4-30-2029	EUR	558,000	625,499
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	586,000	688,603
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	363,000	436,660
					1,750,762
Food: 0.05%
Market Bidco Finco PLC	5.50	11-4-2027	GBP	400,000	536,238
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 0.12%
Oil & gas: 0.12%
Aker BP ASA	1.13%	5-12-2029	EUR	930,000	$1,019,180
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	307,000	356,042
					1,375,222
Financial: 0.73%
Banks: 0.43%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,172,882
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,232,010
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	300,000	364,700
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	247,369
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	300,000	366,315
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	600,000	754,077
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	200,000	244,103
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	419,000	526,262
					4,907,718
Insurance: 0.07%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	168,000	185,033
AXA SA	3.63	1-10-2033	EUR	558,000	662,419
					847,452
Real estate: 0.23%
Aroundtown SA	3.50	5-13-2030	EUR	1,300,000	1,487,283
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,000,000	1,153,252
					2,640,535
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	877,000	869,060
Technology: 0.15%
Computers: 0.15%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	1,579,000	1,792,555
Utilities: 0.45%
Electric: 0.29%
Enel Finance International NVøø	0.75	6-17-2030	EUR	558,000	588,925
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75%	8-5-2031	EUR	1,500,000	$1,714,608
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	1,019,084
					3,322,617
Gas: 0.06%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	670,000	740,904
Water: 0.10%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	945,000	1,126,464
Total foreign corporate bonds and notes (Cost $37,373,958)					39,052,859
Foreign government bonds: 9.91%
Australia: 1.27%
Australia	1.50	6-21-2031	AUD	14,000,000	8,701,549
Australia	2.25	5-21-2028	AUD	8,780,000	6,042,425
					14,743,974
Belgium: 0.50%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	4,950,000	5,750,664
Brazil: 1.02%
Brazil	10.00	1-1-2031	BRL	67,900,000	11,777,824
Chile: 0.22%
Republic of Chile144A	4.70	9-1-2030	CLP	2,300,000,000	2,541,548
Colombia: 0.93%
Colombia TES	5.75	11-3-2027	COP	44,250,000,000	10,785,634
Czech Republic: 0.47%
Czech Republic	5.00	9-30-2030	CZK	110,890,000	5,494,707
France: 1.00%
French Republic144A	0.10	7-25-2036	EUR	5,652,429	5,767,246
French Republic144A	2.70	2-25-2031	EUR	4,985,000	5,752,776
					11,520,022
Germany: 0.74%
Bundesobligation	2.50	4-16-2031	EUR	4,950,000	5,739,268
Bundesschatzanweisungen	2.50	6-14-2028	EUR	2,475,000	2,885,018
					8,624,286
Italy: 0.50%
Italy	2.20	2-28-2028	EUR	4,960,000	5,741,016
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Mexico: 0.50%
Mexico	8.50%	2-28-2030	MXN	99,715,000	$5,773,831
South Africa: 0.51%
Republic of South Africa	8.00	1-31-2030	ZAR	94,500,000	5,860,222
Spain: 0.99%
Spain	2.60	5-31-2031	EUR	9,960,000	11,497,276
United Kingdom: 1.26%
U.K. Gilts	4.38	3-7-2028	GBP	2,120,000	2,862,925
U.K. Gilts	4.38	3-7-2030	GBP	4,271,000	5,769,151
U.K. Gilts	4.75	10-22-2035	GBP	4,405,000	5,906,496
					14,538,572
Total foreign government bonds (Cost $114,250,816)					114,649,576

	Shares
Investment companies: 4.82%
Exchange-traded funds: 4.82%
iShares Broad USD High Yield Corporate Bond ETF	386,587	14,369,439
State Street SPDR Portfolio High Yield Bond ETF	142,800	3,360,084
Vanguard Intermediate-Term Corporate Bond ETF	324,181	26,858,396
Vanguard Short-Term Corporate Bond ETF	140,957	11,162,385
Total investment companies (Cost $55,584,688)		55,750,304

			Principal
Loans: 0.03%
Consumer, cyclical: 0.01%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	$58,802	58,262
Consumer, non-cyclical: 0.01%
Healthcare-services: 0.01%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)‡±	8.70	12-30-2032	166,677	140,009
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.87	8-1-2029	98,014	98,412
Total loans (Cost $322,054)				296,683
Non-agency mortgage-backed securities: 10.34%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.23	6-15-2042	2,000,000	1,999,990
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	1,453,239	1,455,345
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,733,448	2,731,862
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	1,024,433	1,014,548
A&D Mortgage Trust Series 2026-NQM4 Class A1144A±±	5.57	6-25-2071	7,000,000	7,021,141
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,604,211	1,405,162
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99%	4-25-2053	$436,189	$421,845
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	2,954,161	2,957,996
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,407,103	1,408,349
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	3,655,000	3,770,250
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	3,835,000	3,981,283
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	3,490,000	3,490,983
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46	3-15-2055	475,000	439,017
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.18	8-15-2042	3,140,000	3,143,925
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,149,045
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.78	12-15-2042	995,000	996,866
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	3,430,905	3,441,168
Brean Asset-Backed Securities Trust Series 2025-RM13 Class A1144A	4.25	10-25-2065	3,495,875	3,369,067
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	236,548
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.27	2-15-2041	750,000	745,314
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042	4,010,000	4,025,027
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	803,318	785,345
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	111,442	111,591
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,178,907	1,090,576
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	928,024	888,436
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	1,615,000	1,626,246
Durst Commercial Mortgage Trust Series 2025-151 Class D144A±±	6.79	8-10-2042	1,000,000	1,032,130
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	3,070,896	3,078,410
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.06	9-25-2029	65,831	65,092
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.51	1-25-2030	63,338	62,000
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±	5.28	3-15-2041	3,455,000	3,459,319
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.18	2-15-2041	745,000	745,466
GCAT Trust Series 2026-NQM2 Class A1144A±±	5.45	2-25-2071	2,693,441	2,699,358
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	248,997	252,109
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.33	10-15-2035	2,450,000	2,442,344
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	5.37	3-15-2042	3,700,000	3,709,250
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	84,858	73,041
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 15

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36%	9-25-2056	$378,271	$321,906
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	63,507	56,897
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	2,941,371	2,934,044
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,366,110	1,363,141
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.42	12-15-2041	1,529,574	1,531,486
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	840,849
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	183,018	178,623
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	60,630	57,135
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,505,251
Mill City Mortgage Loan Trust Series 2026-R1 Class A1144A±±	5.46	10-25-2062	5,901,599	5,900,497
MOO Securitization Trust Series 2026-RM2 Class A1144A♦±±	4.75	6-25-2066	1,310,000	1,259,900
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	3,012,873
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	2,604,973	2,608,180
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	4.60	1-25-2048	52,445	51,960
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	305,502	274,714
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	990,457	988,076
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	5.10	4-25-2057	1,181,501	1,172,038
PRPM Trust Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,048,397	2,044,771
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	1,750,000	1,797,706
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	700,000	512,704
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,453,300	1,214,923
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.58	10-15-2041	3,325,000	3,327,075
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.43	2-15-2041	3,365,000	3,346,072
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	22,124	21,464
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.72	2-15-2042	4,000,000	3,970,000
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.00	10-25-2059	150,000	150,565
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	288,575
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	141,260	136,247
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28%	4-25-2064	$29,774	$28,729
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	1,411,439	1,422,229
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	5,005,632
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.37	6-15-2042	1,000,000	996,056
Total non-agency mortgage-backed securities (Cost $119,878,692)				119,645,762
U.S. Treasury securities: 14.02%
U.S. Treasury Bonds	4.63	11-15-2044	470,000	450,759
U.S. Treasury Bonds##	4.63	11-15-2045	28,681,000	27,408,281
U.S. Treasury Bonds	4.63	2-15-2046	16,611,000	15,863,505
U.S. Treasury Bonds	4.63	5-15-2054	9,325,000	8,791,726
U.S. Treasury Bonds	4.63	11-15-2055	425,000	401,227
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,218,107
U.S. Treasury Bonds	4.75	2-15-2045	30,000	29,211
U.S. Treasury Bonds	4.75	11-15-2053	580,000	557,321
U.S. Treasury Bonds	4.75	5-15-2055	11,624,000	11,188,100
U.S. Treasury Bonds	5.00	5-15-2045	21,575,000	21,661,806
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	5,740,851	5,660,452
U.S. Treasury Notes	3.50	1-31-2028	14,425,000	14,310,051
U.S. Treasury Notes	3.63	9-30-2030	6,385,000	6,260,293
U.S. Treasury Notes	3.88	5-15-2029	125,000	124,404
U.S. Treasury Notes##	4.13	5-31-2031	30,730,000	30,710,794
U.S. Treasury Notes	4.38	5-15-2036	16,661,000	16,575,092
Total U.S. Treasury securities (Cost $165,176,927)				162,211,129
Yankee corporate bonds and notes: 10.07%
Communications: 0.88%
Media: 0.06%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	315,000	274,104
VZ Secured Financing BV144A	5.00	1-15-2032	435,000	377,671
				651,775
Telecommunications: 0.82%
Nokia Oyj	6.63	5-15-2039	10,000	10,615
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,675,000	2,773,875
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.84%)±	6.88	7-31-2056	2,675,000	2,719,299
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	1,920,000	1,914,047
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	1,995,000	2,053,447
				9,471,283
Consumer, cyclical: 1.05%
Apparel: 0.05%
Gildan Activewear, Inc.144A	5.40	10-7-2035	580,000	569,781
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 17

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 1.00%
Carnival Corp. Ltd.144A	6.13%	2-15-2033	$6,315,000	$6,395,755
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	765,000	740,912
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	330,000	332,896
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,090,589
				11,560,152
Consumer, non-cyclical: 0.12%
Beverages: 0.12%
Becle SAB de CV144A	2.50	10-14-2031	1,660,000	1,421,858
Energy: 1.29%
Oil & gas: 1.06%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	203,811	214,016
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	850,000	893,121
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,635,000	1,610,806
Eni SpA144A	5.25	5-18-2036	1,135,000	1,124,619
Eni SpA144A	6.00	5-18-2056	575,000	573,566
Harbour Energy PLC144A	6.33	4-1-2035	5,230,000	5,384,993
Santos Finance Ltd.144A	5.75	11-13-2035	2,445,000	2,474,269
				12,275,390
Pipelines: 0.23%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	2,000,000	2,051,172
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	15,000	16,362
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	545,000	569,550
				2,637,084
Financial: 5.97%
Banks: 3.66%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	727,125
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	2,200,000	2,182,313
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,191,460
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	1,176,000	1,235,782
Bank of Ireland Group PLC (U.S. SOFR+1.16%)144A±	5.00	11-12-2032	1,410,000	1,408,830
Bank of Montreal Series J (U.S. SOFR+0.89%)±	4.34	3-19-2030	1,080,000	1,073,568
Bank of Montreal Series J (U.S. SOFR+0.96%)±%%	4.88	6-2-2032	1,150,000	1,151,282
Bank of Montreal Series J (U.S. SOFR+1.21%)±%%	5.30	6-2-2037	2,305,000	2,308,501
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	1,495,000	1,455,488
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico144A%%	5.40	6-3-2031	1,000,000	1,000,830
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88%	9-13-2034	$700,000	$687,700
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	2,485,000	2,468,666
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	240,000	256,635
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	2,320,000	2,299,067
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,855,925
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	4,480,000	4,528,874
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,046,033
DNB Bank ASA (U.S. SOFR+1.13%)144A±	4.83	3-30-2032	3,475,000	3,462,719
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	2,495,000	2,526,724
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.92%)±	4.85	4-21-2032	1,500,000	1,497,766
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	2,000,000	1,814,261
NatWest Markets PLC144A	4.89	3-27-2031	1,870,000	1,873,703
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	1,260,000	1,253,007
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	665,000	662,440
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	2,390,000	2,442,721
				42,411,420
Diversified financial services: 0.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	3,015,000	3,125,140
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	788,440
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	1,500,000	1,533,237
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,935,000	1,984,258
Brookfield Asset Management Ltd.	5.30	1-15-2036	900,000	883,280
Brookfield Asset Management Ltd.	6.08	9-15-2055	525,000	531,011
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	20,750
				8,866,116
Insurance: 0.99%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	2,200,000	2,179,992
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	480,000	500,172
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	1,250,000	1,289,206
Nippon Life Insurance Co.144A	4.75	4-2-2031	3,000,000	3,002,929
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 19

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
RenaissanceRe Holdings Ltd.	5.80%	4-1-2035	$1,700,000	$1,748,485
Sompo Holdings, Inc. (1 Year Treasury Constant Maturity+2.13%)144A±	5.41	4-22-2037	2,800,000	2,760,891
				11,481,675
Private equity: 0.20%
Brookfield Finance, Inc.	5.33	1-15-2036	2,300,000	2,272,336
REITs: 0.35%
Equinix Asia Financing Corp. Pte. Ltd.	4.40	3-15-2031	4,135,000	4,061,267
Government securities: 0.33%
Multi-national: 0.33%
African Export-Import Bank144A	3.80	5-17-2031	2,635,000	2,387,464
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	935,000	860,166
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	596,645
				3,844,275
Industrial: 0.13%
Engineering & construction: 0.13%
CIMIC Finance Ltd.144A	6.00	4-22-2036	1,500,000	1,485,462
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	10,000	10,699
				1,496,161
Utilities: 0.30%
Electric: 0.30%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,210,000	1,087,892
Comision Federal de Electricidad144A	3.88	7-26-2033	1,955,000	1,695,642
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	700,000	700,159
				3,483,693
Total yankee corporate bonds and notes (Cost $116,443,837)				116,504,266
Yankee government bonds: 2.48%
Argentina: 0.42%
City of Buenos Aires144A	7.05	5-13-2036	200,000	194,500
City of Buenos Aires144A	7.80	11-26-2033	2,115,000	2,183,801
Province of Santa Fe144A	8.10	12-11-2034	2,500,000	2,462,500
				4,840,801
Bermuda: 0.04%
Bermuda144A	3.38	8-20-2050	675,000	459,331
Israel: 0.72%
Israel	4.50	1-13-2031	3,990,000	3,914,793
Israel	5.75	3-12-2054	2,650,000	2,525,276
Israel	5.88	1-13-2056	2,000,000	1,935,327
				8,375,396
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ivory Coast: 0.22%
Ivory Coast144A	8.25%	1-30-2037	$2,285,000	$2,523,746
Mexico: 0.71%
Mexico	4.75	3-8-2044	500,000	402,500
Mexico	5.63	9-22-2035	1,175,000	1,137,400
Mexico	6.13	2-9-2038	2,125,000	2,083,563
Mexico	6.35	2-9-2035	2,605,000	2,653,062
Mexico	3.77	5-24-2061	3,120,000	1,872,000
				8,148,525
Panama: 0.15%
Panama	2.25	9-29-2032	2,055,000	1,728,255
Trinidad and Tobago: 0.22%
Trinidad & Tobago144A	6.50	1-28-2036	2,500,000	2,576,450
Total yankee government bonds (Cost $28,388,912)				28,652,504

		Yield	Shares
Short-term investments: 3.57%
Investment companies: 3.57%
Allspring Government Money Market Fund Select Class♠∞##		3.56	41,298,128	41,298,128
Total short-term investments (Cost $41,298,128)				41,298,128
Total investments in securities (Cost $1,223,863,429)	105.61%			1,221,885,566
Other assets and liabilities, net	(5.61)			(64,857,699)
Total net assets	100.00%			$1,157,027,867

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 21

Portfolio of investments—May 31, 2026 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$27,424,938	$434,677,690	$(420,804,500)	$0	$0	$41,298,128	41,298,128	$773,380
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	10,559,090	COP	39,340,000,000	Morgan Stanley, Inc.	6-9-2026	$0	$(92,011)
USD	82,558,151	EUR	70,060,000	Bank of New York Mellon Corp.	6-11-2026	806,765	0
USD	565,914	EUR	487,000	Bank of New York Mellon Corp.	6-11-2026	0	(2,355)
USD	676,258	EUR	581,000	Goldman Sachs International	6-11-2026	0	(1,698)
USD	2,805,934	EUR	2,410,000	Bank of New York Mellon Corp.	6-11-2026	0	(6,239)
USD	5,494,740	SEK	51,500,000	Bank of New York Mellon Corp.	6-18-2026	0	(87,657)
SEK	27,810,000	USD	3,006,243	Bank of New York Mellon Corp.	6-18-2026	8,251	0
USD	279,305	SEK	2,635,000	State Street Bank & Trust Co.	6-18-2026	0	(6,318)
SEK	26,325,000	USD	2,845,968	Bank of New York Mellon Corp.	6-18-2026	7,559	0
USD	5,907,285	ZAR	97,165,000	Morgan Stanley, Inc.	6-18-2026	0	(77,125)
USD	5,459,897	CZK	116,120,000	Goldman Sachs International	6-30-2026	0	(118,870)
USD	10,827,139	MXN	197,081,000	Bank of New York Mellon Corp.	6-30-2026	0	(513,524)
MXN	95,600,000	USD	5,513,884	State Street Bank & Trust Co.	6-30-2026	0	(12,758)
USD	2,659,395	CLP	2,370,000,000	State Street Bank & Trust Co.	7-13-2026	0	(4,138)
USD	14,588,223	AUD	20,145,000	Morgan Stanley, Inc.	7-20-2026	122,774	0
USD	276,125	AUD	389,000	Bank of New York Mellon Corp.	7-20-2026	0	(3,202)
USD	9,181,348	BRL	46,330,000	State Street Bank & Trust Co.	8-7-2026	140,278	0
USD	13,802,784	GBP	10,215,000	Bank of New York Mellon Corp.	8-18-2026	48,605	0
USD	489,937	GBP	367,000	Morgan Stanley, Inc.	8-18-2026	0	(4,217)
USD	2,878,277	GBP	2,145,000	Bank of New York Mellon Corp.	8-18-2026	0	(9,899)
						$1,134,232	$(940,011)
See accompanying notes to portfolio of investments
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Portfolio of investments—May 31, 2026 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	851	9-21-2026	$93,289,511	$93,463,734	$174,223	$0
Ultra U.S. Treasury Bond	266	9-21-2026	30,349,532	30,432,063	82,531	0
2-Year U.S. Treasury Notes	2,290	9-30-2026	472,549,932	473,028,125	478,193	0
5-Year U.S. Treasury Notes	831	9-30-2026	88,970,267	89,092,289	122,022	0
Short
5-Year Euro-BOBL Futures	(227)	6-8-2026	(31,030,995)	(30,742,763)	288,232	0
Ultra 10-Year U.S. Treasury Notes	(1,245)	9-21-2026	(139,320,092)	(139,537,266)	0	(217,174)
					$1,145,201	$(217,174)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 46	5.00%	Quarterly	6-20-2031	USD	10,370,250	$964,660	$633,901	$330,759	$0
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 23

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
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Notes to portfolio of investments—May 31, 2026 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
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Notes to portfolio of investments—May 31, 2026 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—May 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$70,953,687	$0	$70,953,687
Asset-backed securities	0	218,588,046	0	218,588,046
Common stocks
Financials	0	0	0	0
Health care	0	125,927	0	125,927
Corporate bonds and notes	0	254,156,695	0	254,156,695
Foreign corporate bonds and notes	0	39,052,859	0	39,052,859
Foreign government bonds	0	114,649,576	0	114,649,576
Investment companies	55,750,304	0	0	55,750,304
Loans	0	156,674	140,009	296,683
Non-agency mortgage-backed securities	0	119,645,762	0	119,645,762
U.S. Treasury securities	162,211,129	0	0	162,211,129
Yankee corporate bonds and notes	0	116,504,266	0	116,504,266
Yankee government bonds	0	28,652,504	0	28,652,504
Short-term investments
Investment companies	41,298,128	0	0	41,298,128
	259,259,561	962,485,996	140,009	1,221,885,566
Forward foreign currency contracts	0	1,134,232	0	1,134,232
Futures contracts	1,145,201	0	0	1,145,201
Swap contracts	0	330,759	0	330,759
Total assets	$260,404,762	$963,950,987	$140,009	$1,224,495,758
Liabilities
Forward foreign currency contracts	$0	$940,011	$0	$940,011
Futures contracts	217,174	0	0	217,174
Total liabilities	$217,174	$940,011	$0	$1,157,185
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $5,558,000 was segregated as cash collateral for these open futures contracts and $736,165 was segregated as cash collateral for swap contracts. The Fund also had $510,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Managed Account CoreBuilder® Shares - Series CP | 27